Document and Entity Information	Aug. 29, 2018
Prospectus:
Document Type	497
Document Period End Date	Aug. 29, 2018
Registrant Name	MONETTA TRUST
Central Index Key	0000894240
Amendment Flag	false
Document Creation Date	Aug. 29, 2018
Document Effective Date	Aug. 29, 2018
Prospectus Date	Apr. 30, 2018
Monetta Core Growth Fund | Monetta Core Growth Fund
Prospectus:
Trading Symbol	MYIFX